Derivative Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments [Abstract]
Derivative Instruments

Note 5 DERIVATIVE INSTRUMENTS

The following table presents the notional amounts and fair value of derivative instruments as of December 31, 2011 and 2010 (dollars in thousands):

	December 31, 2011			December 31, 2010
	Notional	Carrying Value/Fair Value		Notional	Carrying Value/Fair Value
	Amount	Assets	Liabilities	Amount	Assets	Liabilities
Derivatives not designated as
hedging instruments:
Interest rate swaps(1)	$2,748,317	$184,842	$18,702	$2,302,853	$20,042	$17,132
Financial futures(1)	277,814	--	--	210,295	--	--
Foreign currency forwards(1)	24,400	4,560	--	39,700	5,924	--
Consumer Price index (“CPI”) swaps(1)	101,069	766	--	120,340	1,491	--
Credit default swaps(1)	649,500	1,313	10,949	392,500	2,429	131
Equity options(1)	510,073	90,106	--	33,041	5,043	--
Embedded derivatives in:
Modified coinsurance or funds
withheld arrangements(2)	--	--	361,456	--	--	274,220
Indexed annuity products(3)	--	4,945	751,523	--	75,431	668,951
Variable annuity products(3)	--	--	276,718	--	--	52,534
Total non-hedging derivatives	4,311,173	286,532	1,419,348	3,098,729	110,360	1,012,968

Derivatives designated as
hedging instruments:
Interest rate swaps(1)	56,250	133	960	21,783	--	1,718
Foreign currency swaps(1)	621,578	286	23,996	615,323	--	45,749
Total hedging derivatives	677,828	419	24,956	637,106	--	47,467
Total derivatives	$4,989,001	$286,951	$1,444,304	$3,735,835	$110,360	$1,060,435

(1)	Carried on the Company’s consolidated balance sheets in other invested assets or other liabilities, at fair value.
(2)	Embedded liability is included on the consolidated balance sheets with the host contract in funds withheld at interest, at fair value.
(3)	Embedded liability is included on the consolidated balance sheets with the host contract in interest-sensitive contract liabilities, at fair value. Embedded asset is included on the consolidated balance sheets in reinsurance ceded receivables.

Accounting for Derivative Instruments and Hedging Activities

The Company does not enter into derivative instruments for speculative purposes. As discussed below under “Non-qualifying Derivatives and Derivatives for Purposes Other Than Hedging,” the Company uses various derivative instruments for risk management purposes that either do not qualify or have not been qualified for hedge accounting treatment, including derivatives used to economically hedge changes in the fair value of liabilities associated with the reinsurance of variable annuities with guaranteed living benefits. The Company had no fair value hedges of interest rate risk as of December 31, 2011. As of December 31, 2010, the Company held interest rate swaps that were designated and qualified as fair value hedges of interest rate risk. As of December 31, 2011, the Company held interest rate swaps that were designated and qualified as cash flow hedges of interest rate risk. The Company did not hold any interest rate swaps that were designated and qualified as cash flow hedges of interest rate risk as of December 31, 2010. As of December 31, 2011 and 2010, the Company held foreign currency swaps that were designated and qualified as fair value hedges of a portion of its net investment in its foreign operations. As of December 31, 2011 and 2010, the Company also had derivative instruments that were not designated as hedging instruments. See Note 2 – “Summary of Significant Accounting Policies” for a detailed discussion of the accounting treatment for derivative instruments, including embedded derivatives. Derivative instruments are carried at fair value and generally require an insignificant amount of cash at inception of the contracts.

Fair Value Hedges

The Company designates and accounts for certain interest rate swaps that convert fixed rate investments to floating rate investments as fair value hedges when they met the requirements of the general accounting principles for Derivatives and Hedging. The gain or loss on the hedged item attributable to the hedged benchmark interest rate and the offsetting gain or loss on the related interest rate swaps for the years ended December 31, 2011 and 2010 were (dollars in thousands):

Type of Fair Value Hedge	Hedged Item	Gains (Losses) Recognized for Derivatives	Gains (Losses) Recognized for Hedged Items	Ineffectiveness Recognized in Investment Related Gains (Losses)

For the year ended December 31, 2011:
Interest rate swaps	Fixed rate fixed maturities	$(785)	$1,402	$617

For the year ended December 31, 2010:
Interest rate swaps	Fixed rate fixed maturities	$(1,041)	$1,599	$558

For the year ended December 31, 2009:
Interest rate swaps	Fixed rate fixed maturities	$1,566	$(1,350)	$216

A regression analysis was used, both at the inception of the hedge and on an ongoing basis, to determine whether each derivative used in a hedge transaction is highly effective in offsetting changes in the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

As of December 31, 2011 the Company removed the fair value hedge designation for these interest rate swaps. These interest rate swaps are now reported as derivatives not designated as hedging instruments.

Cash Flow Hedges

The Company designates and accounts for certain interest rate swaps, in which the cash flows are denominated in different currencies, commonly referred to as cross-currency swaps, as cash flow hedges when they meet the requirements of the general accounting principles for Derivatives and Hedging.

The following table presents the components of AOCI, before income tax, and the consolidated income statement classification where the gain or loss is recognized related to cash flow hedges for the year ended December 31, 2011 (dollars in thousands):

2011
Accumulated other comprehensive income (loss), balance beginning of year	$--
Gains (losses) deferred in other comprehensive income (loss) on the effective portion of cash flow hedges	(628)
Amounts reclassified to investment related gains (losses), net	--
Amounts reclassified to investment income	(200)
Accumulated other comprehensive income (loss), balance end of period	$(828)

As of December 31, 2011, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $0.9 million. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to investment income over the term of the investment cash flows. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments on existing financial instruments, for the year ended December 31, 2011. The Company had no derivative instruments that were designated and qualified as cash flow hedges for the years ended December 31, 2010 and 2009.

The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of income and the consolidated statements of stockholders' equity for the year ended December 31, 2011 (dollars in thousands):

Derivatives in Cash Flow Hedging Relationships	Amount of Gains (Losses) Deferred in AOCI on Derivatives	Amount and Location of Gains (Losses) Reclassified from AOCI into Income (Loss)		Amount and Location of Gains (Losses) Recognized in Income (Loss) on Derivatives
	(Effective Portion)	(Effective Portion)		(Ineffective Portion and Amounts Excluded from Effectiveness Testing)
		Investment Related Gains (Losses)	Investment Income	Investment Related Gains (Losses)	Investment Income
Interest rate swaps	$(628)	$--	$200	$--	$--

Hedges of Net Investments in Foreign Operations

The Company uses foreign currency swaps to hedge a portion of its net investment in certain foreign operations against adverse movements in exchange rates. The following table illustrates the Company's net investments in foreign operations (“NIFO”) hedges for the years ended December 31, 2011, 2010 and 2009 (dollars in thousands):

	Derivative Gains (Losses) Deferred in AOCI
	For the year ended
Type of NIFO Hedge (1) (2)	2011	2010	2009

Foreign currency swaps	$4,858	$(41,302)	$(8,102)

(1)	There were no sales or substantial liquidations of net investments in foreign operations that would have required the reclassification of gains or losses from accumulated other comprehensive income (loss) into investment income during the periods presented.
(2)	There was no ineffectiveness recognized for the Company's hedges of net investments in foreign operations.

The cumulative foreign currency translation gain (loss) recorded in AOCI related to these hedges was $4.1 million and $(0.8) million at December 31, 2011 and 2010, respectively. If a foreign operation was sold or substantially liquidated, the amounts in AOCI would be reclassified to the consolidated statements of income. A pro rata portion would be reclassified upon partial sale of a foreign operation.

Non-qualifying Derivatives and Derivatives for Purposes Other Than Hedging

The Company uses various other derivative instruments for risk management purposes that either do not qualify or have not been qualified for hedge accounting treatment, including derivatives used to economically hedge changes in the fair value of liabilities associated with the reinsurance of variable annuities with guaranteed living benefits. The gain or loss related to the change in fair value for these derivative instruments is recognized in investment related gains (losses), in the consolidated statements of income, except where otherwise noted. For the years ended December 31, 2011, 2010 and 2009, the Company recognized investment related gains (losses) of $188.6 million, $29.9 million and $(217.5) million, respectively, related to derivatives (not including embedded derivatives) that do not qualify or have not been qualified for hedge accounting.

Interest Rate Swaps

Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). With an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts tied to an agreed-upon notional principal amount. These transactions are executed pursuant to master agreements that provide for a single net payment or individual gross payments at each due date.

Financial Futures

Exchange-traded equity futures are used primarily to economically hedge liabilities embedded in certain variable annuity products. With exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the relevant stock indices, and to post variation margin on a daily basis in an amount equal to the difference between the daily estimated fair values of those contracts. The Company enters into exchange-traded equity futures with regulated futures commission merchants that are members of the exchange.

Equity Options

Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products. The Company purchases put options to hedge against adverse changes in equity indices volatility. During 2011, the Company expanded its use of equity options to hedge against increases in volatility associated with its reinsurance of variable annuity products. The contracts are net settled in cash based on differentials in the indices at the time of exercise and the strike price.

CPI Swaps

CPI swaps are used by the Company primarily to economically hedge liabilities embedded in certain insurance products where value is directly affected by changes in a designated benchmark consumer price index. With a CPI swap transaction, the Company agrees with another party to exchange the actual amount of inflation realized over a specified period of time for a fixed amount of inflation determined at inception. These transactions are executed pursuant to master agreements that provide for a single net payment or individual gross payments to be made by the counterparty at each due date. Most of these swaps will require a single payment to be made by one counterparty at the maturity date of the swap.

Foreign Currency Swaps

Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. With a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company may also use foreign currency swaps to economically hedge the foreign currency risk associated with certain of its net investments in foreign operations.

Foreign Currency Forwards

Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. With a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

Credit Default Swaps

The Company sells protection under single name credit default swaps and credit default swap index tranches to diversify its credit risk exposure in certain portfolios and, in combination with purchasing securities, to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for indexed reference entities and single name reference entities are defined in the contracts. The Company's maximum exposure to credit loss equals the notional value for credit default swaps. In the event of default for credit default swaps, the Company is typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

The Company's maximum amount at risk on credit default swaps, assuming the value of the underlying referenced securities is zero, was $614.0 million and $375.0 million at December 31, 2011 and December 31, 2010, respectively.

The Company also purchases credit default swaps to reduce its risk against a drop in bond prices due to credit concerns of certain bond issuers. If a credit event, as defined by the contract, occurs, the Company is able to put the bond back to the counterparty at par.

Embedded Derivatives

The Company has certain embedded derivatives which are required to be separated from their host contracts and reported as derivatives. The accounting is complex and interpretations of the primary guidance continue to evolve in practice. Host contracts include reinsurance treaties structured on a modified coinsurance or funds withheld basis. Changes in fair values of these embedded derivatives are net of an increase (decrease) in investment related gains (losses), net of $23.1 million, $(32.2) million and $(301.7) million for the years ended December 31, 2011, 2010 and 2009, respectively, associated with the Company's own credit risk. Additionally, the Company reinsures equity-indexed annuity and variable annuity contracts with benefits that are considered embedded derivatives, including guaranteed minimum withdrawal benefits, guaranteed minimum accumulation benefits, and guaranteed minimum income benefits. The related gains (losses) for the years ended December 31, 2011, 2010 and 2009 are reflected in the following table (dollars in thousands):

	2011	2010	2009
Embedded derivatives in modified coinsurance or funds withheld arrangements and variable annuity contracts included in investment
related gains (losses)	$(311,420)	$131,488	$331,091
After the associated amortization of DAC and taxes, the related
amounts included in net income	(37,829)	23,786	(15,659)
Amounts related to embedded derivatives in equity-indexed annuities
included in benefits and expenses	(114,921)	(44,988)	(71,222)
After the associated amortization of DAC and taxes, the related
amounts included in net income	(55,915)	(26,265)	(51,806)

Non-hedging Derivatives

A summary of the effect of non-hedging derivatives, including embedded derivatives, on the Company’s consolidated statements of income for the years ended December 31, 2011, 2010 and 2009 is as follows (dollars in thousands):

		Gain (Loss) for the Years Ended December 31,
Type of Non-hedging Derivative	Income Statement Location of Gain (Loss)	2011	2010	2009
Interest rate swaps	Investment related gains (losses), net	$178,338	$68,736	$(160,716)
Financial futures	Investment related gains (losses), net	(945)	(44,959)	(72,641)
Foreign currency forwards	Investment related gains (losses), net	1,675	3,387	2
CPI swaps	Investment related gains (losses), net	1,821	962	2,234
Credit default swaps	Investment related gains (losses), net	(63)	4,786	13,654
Equity options	Investment related gains (losses), net	7,818	(3,006)	--
Embedded derivatives in:
Modified coinsurance or funds
withheld arrangements	Investment related gains (losses), net	(87,236)	160,274	78,394
Indexed annuity products	Policy acquisition costs and other insurance
	expenses	(24,551)	6,457	7,137
Indexed annuity products	Interest credited	(90,370)	(51,445)	(78,359)
Variable annuity products	Investment related gains (losses), net	(224,184)	(28,786)	252,697
Total non-hedging derivatives		$(237,697)	$116,406	$42,402

Credit Risk

The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. As exchange-traded futures are affected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties.

The Company enters into various collateral arrangements, which require both the posting and accepting of collateral in connection with its derivative instruments. Collateral agreements contain attachment thresholds that may vary depending on the posting party's ratings. Additionally, a decline in the Company's or the counterparty's credit ratings to specified levels could result in potential settlement of the derivative positions under the Company's agreements with its counterparties. The Company also has exchange-traded futures, which require the maintenance of a margin account.

The Company's credit exposure related to derivative contracts is generally limited to the fair value at the reporting date plus or minus any collateral posted or held by the Company. Information regarding the Company's credit exposure related to its over-the-counter derivative contracts and margin account for exchange-traded futures at December 31, 2011 and 2010 are reflected in the following table (dollars in thousands):

	December 31, 2011	December 31, 2010
Estimated fair value of derivatives in net asset (liability) position	$227,399	$(29,801)
Securities pledged to counterparties as collateral(1)	27,052	48,223
Cash pledged from counterparties as collateral(2)	(241,480)	(10,300)
Securities pledged from counterparties as collateral(3)	(997)	(1,781)
Net credit exposure	$11,974	$6,341

Margin account related to exchange-traded futures(2)	$18,153	$16,285

(1)	Consists of U.S. Treasury securities, included in other invested assets.
(2)	Included in cash and cash equivalents.
(3)	Consists of U.S. Treasury securities.